File No. 333-69610    CIK #1123082


                       Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Post-Effective
                               Amendment No. 3 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 311
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on January 24, 2006 pursuant to paragraph (b) of Rule 485.


VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311


THE DOW 30 INDEXSM PORTFOLIO, SERIES 13           MORGAN STANLEY CONSUMER INDEXSM
                                                    PORTFOLIO, SERIES 4B

BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO,         MORGAN STANLEY HIGH-TECHNOLOGY 35
  SERIES 17B                                        INDEXSM PORTFOLIO, SERIES 23B

INTERNET PORTFOLIO, SERIES 31B                    TELE-GLOBAL PORTFOLIO, SERIES 17B

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

         Van Kampen Focus Portfolios, Series 311 includes the underlying unit investment trusts described above (the "Trusts"). The Trusts invest in a diversified portfolio of stocks.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS JANUARY 24, 2006




       VAN KAMPEN
       INVESTMENTS
       SHINE



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311

                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 13
              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B
                         INTERNET PORTFOLIO, SERIES 31B
              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B
         MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B
                        TELE-GLOBAL PORTFOLIO, SERIES 17B

                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF NOVEMBER 2, 2005

                         SPONSOR: VAN KAMPEN FUNDS INC.

                   SUPERVISOR: VAN KAMPEN ASSET MANAGEMENT (4)

                          TRUSTEE: THE BANK OF NEW YORK

                                                                                      BIOTECHNOLOGY &
                                                                   DOW 30 INDEXSM      PHARMACEUTICAL         INTERNET
                                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                   ---------------     ---------------     ---------------

GENERAL INFORMATION
Number of Units                                                        648,339.829             314,424          63,940.075
Fractional Undivided Interest in Trust per Unit                      1/648,339.829           1/314,424        1/63,940.075
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)              $   6,739,525.94   $    3,394,037.99   $      586,024.26
      Aggregate Value of Securities per Unit (including
          accumulated dividends)                                  $       10.39510   $        10.79450   $         9.16520
      Sales charge 3.00% (3.093% of Aggregate Value of
         Securities excluding principal cash) per Unit (3)        $        0.32150   $         0.33390   $         0.28350
      Public Offering Price per Unit (2)(3)                       $       10.71660   $        11.12840   $         9.44870
Redemption Price per Unit                                         $       10.39510   $        10.79450   $         9.16520
Secondary Market Repurchase Price per Unit                        $       10.39510   $        10.79450   $         9.16520
Excess of Public Offering Price per Unit
    Over Redemption Price per Unit                                $        0.32150   $         0.33390   $         0.28350

Supervisor's Annual Supervisory Fee                  $.0025 per Unit
Sponsor's Annual Bookkeeping
  and Administrative Servie Fee                      $.0015 per Unit
Evaluation Time                                      Close of the New York Stock Exchange
Initial Date of Deposit                              October 16, 2001
Mandatory Termination Date                           April 17, 2007

     Minimum Termination Value............................Each Trust may be
terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Agreement may be terminated if the net asset value of such Trust is less than
$3,000,000.


Estimated Expenses per Unit                                       $        0.03483   $         0.03205   $         0.08170
Estimated Annual Dividends per Unit                               $        0.24355   $         0.04443   $         0.02108

Trustee's Annual fee                                $.0095 per Unit
Record Dates                                        TENTH day of June and December.
Distribution Dates                                  TWENTY-FIFTH day of June and December.

--------------------------------------------------------------------------------

(1)Each Security is valued on the bases set forth under "Public Offering--Unit Price" in Prospectus Part II.

(2)Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3)Commencing October 16, 2002, and on each October 16th thereafter, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

(4)Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311

                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 13
              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B
                         INTERNET PORTFOLIO, SERIES 31B
              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B
         MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B
                        TELE-GLOBAL PORTFOLIO, SERIES 17B

                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF NOVEMBER 2, 2005

                         SPONSOR: VAN KAMPEN FUNDS INC.

                   SUPERVISOR: VAN KAMPEN ASSET MANAGEMENT (4)

                          TRUSTEE: THE BANK OF NEW YORK


                                                                      CONSUMER           TECHNOLOGY          TELE-GLOBAL
                                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                   ---------------     ---------------     ---------------
GENERAL INFORMATION
Number of Units                                                        167,383.957         245,873.937              51,842
Fractional Undivided Interest in Trust per Unit                      1/167,383.957       1/245,873.937            1/51,842
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)              $   1,890,485.68   $    2,589,203.70   $      452,466.41
      Aggregate Value of Securities per Unit (including
          accumulated dividends)                                  $       11.29430   $        10.53060   $         8.72780
      Sales charge 3.00% (3.093% of Aggregate Value of
         Securities excluding principal cash) per Unit (3)        $        0.34930   $         0.32570   $         0.26990
      Public Offering Price per Unit (2)(3)                       $       11.64360   $        10.85630   $         8.99770
Redemption Price per Unit                                         $       11.29430   $        10.53060   $         8.72780
Secondary Market Repurchase Price per Unit                        $       11.29430   $        10.53060   $         8.72780
Excess of Public Offering Price per Unit
    Over Redemption Price per Unit                                $        0.34930   $         0.32570   $         0.26990
Supervisor's Annual Supervisory Fee                  $.0025 per Unit
Sponsor's Annual Bookkeeping
  and Administrative Servie Fee                      $.0015 per Unit
Evaluation Time                                      Close of the New York Stock Exchange
Initial Date of Deposit                              October 16, 2001
Mandatory Termination Date                           April 17, 2007

     Minimum Termination Value............................Each Trust may be
terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Agreement may be terminated if the net asset value of such Trust is less than
$3,000,000.


Estimated Expenses per Unit                                       $        0.03796   $         0.03575   $         0.09659
Estimated Annual Dividends per Unit                               $        0.21821   $         0.04512   $         0.14246

Trustee's Annual fee                                $.0095 per Unit

Record Dates                                        TENTH day of June and December.
Distribution Dates                                  TWENTY-FIFTH day of June and December.

--------------------------------------------------------------------------------

(1)Each Security is valued on the bases set forth under "Public Offering--Unit Price" in Prospectus Part II.

(2)Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3)Commencing October 16, 2002, and on each October 16th thereafter, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

(4)Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.



                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 13

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.55  $        7.87 $        9.28  $       10.05
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        7.87  $        9.28 $       10.05  $       10.50
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.04  $        0.44 $        0.22  $        0.26
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $        0.01  $          -- $          --  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (2.53)  $        3.55 $        0.96  $        0.27
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................      2,232,090      1,315,797       882,302        661,593

--------------------------------------------------------------------------------

(1)  For the period from October 16, 2001 (Initial Date of Deposit) through
     September 30, 2002.


              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.90  $        7.23 $        8.30  $        8.69
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        7.23  $        8.30 $        8.69  $       10.71
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.03  $        0.04 $        0.04  $        0.06
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $        0.14  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (2.24)  $        1.84 $        1.37  $        2.15
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        827,358        606,618       434,638        319,092

--------------------------------------------------------------------------------

(1)  For the period from October 16, 2001 (Initial Date of Deposit) through
     September 30, 2002.


                         INTERNET PORTFOLIO, SERIES 31B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.55  $        4.89 $        7.95  $        8.45
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        4.89  $        7.95 $        8.45  $        9.40
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $          --  $        0.01 $        0.01  $        0.05
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $        0.25
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (5.25)  $        3.75 $        1.20  $        1.77
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        119,171        105,338        81,964         65,207

--------------------------------------------------------------------------------

(1)  For the period from October 16, 2001 (date of deposit) through September
     30, 2002.


              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.55  $        8.91 $        9.37  $       10.17
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        8.91  $        9.37 $       10.17  $       11.38
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.16  $        0.16 $        0.20  $        0.21
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (1.03)  $        0.66 $        0.91  $        1.17
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        288,548        234,059       193,039        169,687

--------------------------------------------------------------------------------

(1)  For the period from October 16, 2001 (Initial Date of Deposit) through
     September 30, 2002.


         MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.90  $        5.78 $        9.45  $        9.77
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        5.78  $        9.45 $        9.77  $       10.64
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.03  $        0.03 $        0.04  $        0.10
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $        0.31
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (4.79)  $        5.32 $        1.08  $        1.75
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        700,199        524,180       346,067        252,427

--------------------------------------------------------------------------------

(1)  For the period from October 16, 2001 (Initial Date of Deposit) through
     September 30, 2002.


                        TELE-GLOBAL PORTFOLIO, SERIES 17B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.55  $        4.61 $        6.75  $        7.91
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        4.61  $        6.75 $        7.91  $        9.21
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.07  $        0.06 $        0.09  $        0.16
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $        0.01 $        0.02  $        0.31
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (4.88)  $        4.05 $        1.56  $        2.08
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        109,417         80,185        71,779         56,105

--------------------------------------------------------------------------------

(1)  For the period from October 16, 2001 (Initial Date of Deposit) through
     September 30, 2002.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311 (THE DOW 30 INDEXSM PORTFOLIO, SERIES 13, BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B, INTERNET PORTFOLIO, SERIES 31B, MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B, MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B AND TELE-GLOBAL PORTFOLIO, SERIES 17B):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolios of The Dow 30 IndexSM Portfolio, Series 13, Biotechnology & Pharmaceutical Portfolio, Series 17B, Internet Portfolio, Series 31B, Morgan Stanley Consumer IndexSM Portfolio, Series 4B, Morgan Stanley High-Technology 35 IndexSM Portfolio, Series 23B and Tele-Global Portfolio, Series 17B (included in Van Kampen Focus Portfolios, Series 311) as of September 30, 2005 and the related statements of operations and changes in net assets for each of the three years ended September 30, 2005. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of obligations owned September 30, 2005 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Dow 30 IndexSM Portfolio, Series 13, Biotechnology & Pharmaceutical Portfolio, Series 17B, Internet Portfolio, Series 31B, Morgan Stanley Consumer IndexSM Portfolio, Series 4B, Morgan Stanley High-Technology 35 IndexSM Portfolio, Series 23B and Tele-Global Portfolio, Series 17B (included in Van Kampen Focus Portfolios, Series 311) as of September 30, 2005 and the results of operations and changes in net assets for each of the three years ended September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   November 11, 2005



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311

                             STATEMENTS OF CONDITION

                               SEPTEMBER 30, 2005

                                                                                      BIOTECHNOLOGY &
                                                                       DOW 30          PHARMACEUTICAL         INTERNET
                                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                    --------------     --------------       --------------
   Trust property
      Cash                                                         $            --    $          3,341   $             --
      Securities at market value, (cost $6,931,580, $2,872,556
          and $634,344,respectively) (note 1)                            6,978,773           3,415,076            617,551
      Accumulated dividends                                                  9,447                 120                 --
      Receivables for securities sold                                       47,686                  --                 --
                                                                    --------------     --------------     --------------
                                                                   $     7,035,906    $      3,418,537   $        617,551
                                                                    ==============     ==============     ==============
   Liabilities and interest to Unitholders
      Cash Overdraft                                               $         2,911    $             --   $          3,789
      Redemptions payable                                                   85,165                  --              1,121
      Interest to Unitholders                                            6,947,830           3,418,537            612,641
                                                                    --------------     --------------     --------------
                                                                   $     7,035,906    $      3,418,537   $        617,551
                                                                    ==============     ==============     ==============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (661,593, 319,092 and 65,207 Units, respectively, of fractional undivided interest outstanding) Cost to original investors of
      2,926,541, 1,063,391
         and 142,978 Units, respectively (note 1)                  $    31,928,158    $     10,993,622   $      1,607,263
        Less initial underwriting commission (note 3)                    1,488,378             546,841             80,416
                                                                    --------------     --------------     --------------
                                                                        30,439,780          10,446,781          1,526,847
        Less redemption of 2,264,948, 744,299 and
          77,771 Units, respectively                                    20,690,688           6,250,807            601,660
                                                                    --------------     --------------     --------------
                                                                         9,749,092           4,195,974            925,187
      Overdistributed net investment income
        Net investment income (loss)                                     1,081,731              21,731           (19,332)
        Less distributions to Unitholders                                1,250,247              99,562              6,111
                                                                    --------------     --------------     --------------
                                                                         (168,516)            (77,831)           (25,443)
      Realized gain (loss) on Securities sale or redemption            (1,661,096)           (805,145)          (206,766)
      Unrealized appreciation (depreciation) of Securities (note 2)        47,193             542,520            (16,793)
      Distributions to Unitholders of Security sale proceeds              (25,878)            (74,253)           (18,815)
      Deferred sales charge                                              (992,965)           (362,728)           (44,729)
                                                                    --------------     --------------     --------------
          Net asset value to Unitholders                           $     6,947,830    $      3,418,537   $        612,641
                                                                    ==============     ==============     ==============
   Net asset value per Unit (Units outstanding of 661,593,
      319,092 and 65,207, respectively)                            $         10.50    $          10.71   $           9.40
                                                                    ==============     ==============     ==============

        The accompanying notes are an integral part of these statements.


                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311

                             STATEMENTS OF CONDITION

                               SEPTEMBER 30, 2005

                                                                      CONSUMER           TECHNOLOGY          TELE-GLOBAL
                                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                    --------------     --------------       --------------
   Trust property
      Cash                                                         $         7,195    $             --   $          1,160
      Securities at market value, (cost $1,691,243, $2,430,220
          and $497,189, respectively) (note 1)                           1,922,125           2,682,596            516,793
      Accumulated dividends                                                  1,670               1,122                367
      Receivables for securities sold                                           --              11,846                 --
                                                                    --------------     --------------     --------------
                                                                   $     1,930,990    $      2,695,564   $        518,320
                                                                    ==============     ==============     ==============
   Liabilities and interest to Unitholders
      Cash Overdraft                                               $            --    $          3,967   $             --
      Redemptions payable                                                      259               6,113              1,695
      Interest to Unitholders                                            1,930,731           2,685,484            516,625
                                                                    --------------     --------------     --------------
                                                                   $     1,930,990    $      2,695,564   $        518,320
                                                                    ==============     ==============     ==============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (169,687, 252,427 and 56,105 Units, respectively, of fractional undivided interest outstanding) Cost to original investors of
      363,418, 844,001
         and 154,289 Units, respectively (note 1)                  $     3,906,517    $      9,690,442   $      1,641,345
        Less initial underwriting commission (note 3)                      195,429             485,160             82,127
                                                                    --------------     --------------     --------------
                                                                         3,711,088           9,205,282          1,559,218
        Less redemption of 193,731, 591,574 and
          98,184 Units, respectively                                     1,916,337           5,252,043            710,796
                                                                    --------------     --------------     --------------
                                                                         1,794,751           3,953,239            848,422
      Overdistributed net investment income
        Net investment income (loss)                                       134,004               (780)              7,712
        Less distributions to Unitholders                                  166,567              78,815             30,603
                                                                    --------------     --------------     --------------
                                                                          (32,563)            (79,595)           (22,891)
      Realized gain (loss) on Securities sale or redemption                 56,819         (1,064,157)          (258,359)
      Unrealized appreciation (depreciation) of Securities (note 2)        230,882            252,376             19,604
      Distributions to Unitholders of Security sale proceeds                    --            (89,516)           (22,651)
      Deferred sales charge                                              (119,158)           (286,863)           (47,500)
                                                                    --------------     --------------     --------------
          Net asset value to Unitholders                           $     1,930,731    $      2,685,484   $        516,625
                                                                    ==============     ==============     ==============
   Net asset value per Unit (Units outstanding of 169,687,
      252,427 and 56,105, respectively)                            $         11.38    $          10.64   $           9.21
                                                                    ==============     ==============     ==============

        The accompanying notes are an integral part of these statements.


                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 13

                            STATEMENTS OF OPERATIONS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $   334,877    $   225,433    $   200,393
      Expenses
         Trustee fees and expenses.........................................         40,013         26,033         18,285
         Evaluator fees....................................................          3,879          2,156          1,534
         Organizational fees...............................................          4,288            200            300
         Supervisory fees..................................................          2,248            647          1,096
                                                                               ------------   ------------   ------------
            Total expenses.................................................         50,428         29,036         21,215
                                                                               ------------   ------------   ------------
         Net investment income.............................................        284,449        196,397        179,178
   Realized gain (loss) from Security sale
      Proceeds.............................................................      9,086,160      6,614,784      2,900,815
      Cost.................................................................     10,706,339      6,381,630      2,681,418
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................     (1,620,179)       233,154        219,397
   Net change in unrealized appreciation (depreciation) of Securities......      4,676,652        845,381        175,683
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $ 3,340,922    $ 1,274,932    $   574,258
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $   284,449    $   196,397    $   179,178
      Realized gain (loss) on Securities sales.............................     (1,620,179)       233,154        219,397
      Net change in unrealized appreciation (depreciation) of Securities...      4,676,652        845,381        175,683
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...      3,340,922      1,274,932        574,258
   Distributions to Unitholders from:
      Net investment income................................................       (726,386)      (231,234)      (201,826)
      Security sale or redemption proceeds.................................            --             --              --
      Redemption of Units..................................................     (8,279,893)    (4,494,436)    (2,387,094)
      Deferred Sales Charge................................................       (164,765)           --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................     (5,830,122)    (3,450,738)    (2,014,662)
   Net asset value to Unitholders
      Beginning of period..................................................     17,562,012     12,210,442      8,867,227
      Additional Securities purchased from the proceeds of Unit Sales......        478,552        107,523         95,265
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(111,031), $(145,868) and $(168,516) respectively)...............    $12,210,442    $ 8,867,227    $ 6,947,830
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.


              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B

                            STATEMENTS OF OPERATIONS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    27,420    $    23,073    $    21,423
      Expenses
         Trustee fees and expenses.........................................         11,550          9,880          8,470
         Evaluator fees....................................................          1,304            970            725
         Organizational fees...............................................          1,846            100            300
         Supervisory fees..................................................            849            416            470
                                                                               ------------   ------------   ------------
            Total expenses.................................................         15,549         11,366          9,965
                                                                               ------------   ------------   ------------
         Net investment income.............................................         11,871         11,707         11,458
   Realized gain (loss) from Security sale
      Proceeds.............................................................      1,698,864      1,691,903      1,097,523
      Cost.................................................................      2,077,296      1,926,757      1,051,042
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................       (378,432)      (234,854)        46,481
   Net change in unrealized appreciation (depreciation) of Securities......      1,115,986        594,289        686,335
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $   749,425    $   371,142    $   744,274
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $    11,871    $    11,707    $    11,458
      Realized gain (loss) on Securities sales.............................       (378,432)      (234,854)        46,481
      Net change in unrealized appreciation (depreciation) of Securities...      1,115,986        594,289        686,335
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        749,425        371,142        744,274
   Distributions to Unitholders from:
      Net investment income................................................        (26,785)       (22,428)       (21,776)
      Security sale or redemption proceeds.................................            --         (74,253)            --
      Redemption of Units..................................................     (1,690,187)    (1,598,571)    (1,089,006)
      Deferred Sales Charge................................................            --             --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (967,547)    (1,324,110)      (366,508)
   Net asset value to Unitholders
      Beginning of period..................................................      5,982,686      5,032,161      3,776,804
      Additional Securities purchased from the proceeds of Unit Sales......         17,022         68,753          8,241
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(56,792), $(67,513) and $(77,831), respectively).................    $ 5,032,161    $ 3,776,804    $ 3,418,537
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.


                         INTERNET PORTFOLIO, SERIES 31B

                            STATEMENTS OF OPERATIONS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $       837    $     1,227    $     3,638
      Expenses
         Trustee fees and expenses.........................................          4,722          4,998          4,793
         Evaluator fees....................................................            189            155            136
         Organizational fees...............................................            --             --             100
         Supervisory fees..................................................            135             77            100
                                                                               ------------   ------------   ------------
            Total expenses.................................................          5,046          5,230          5,129
                                                                               ------------   ------------   ------------
         Net investment income (loss)......................................         (4,209)        (4,003)        (1,491)
   Realized gain (loss) from Security sale
      Proceeds.............................................................         88,616        211,456        170,957
      Cost.................................................................        140,030        243,086        191,644
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        (51,414)       (31,630)       (20,687)
   Net change in unrealized appreciation (depreciation) of Securities......        395,520         98,055        115,274
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $   339,897    $    62,422    $    93,096
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income (loss).........................................    $    (4,209)   $    (4,003)   $    (1,491)
      Realized gain (loss) on Securities sales.............................        (51,414)       (31,630)       (20,687)
      Net change in unrealized appreciation (depreciation) of Securities...        395,520         98,055        115,274
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        339,897         62,422         93,096
   Distributions to Unitholders from:
      Net investment income................................................         (1,315)        (1,115)        (3,578)
      Security sale or redemption proceeds.................................            --             --         (18,815)
      Redemption of Units..................................................        (83,737)      (206,286)      (150,705)
      Deferred Sales Charge................................................            --             --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................        254,845       (144,979)       (80,002)
   Net asset value to Unitholders
      Beginning of period..................................................        582,777        837,622        692,643
      Additional Securities purchased from the proceeds of Unit Sales......            --             --              --
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(15,256), $(20,374) and $(25,443) respectively)..................    $   837,622    $   692,643    $   612,641
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.


              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B

                            STATEMENTS OF OPERATIONS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    45,065    $    41,616    $    36,020
      Expenses
         Trustee fees and expenses.........................................          6,208          6,292          5,847
         Evaluator fees....................................................            452            378            322
         Organizational fees...............................................            --             --             100
         Supervisory fees..................................................            313            198            230
                                                                               ------------   ------------   ------------
            Total expenses.................................................          6,973          6,868          6,499
                                                                               ------------   ------------   ------------
         Net investment income.............................................         38,092         34,748         29,521
   Realized gain (loss) from Security sale
      Proceeds.............................................................        527,744        450,111        272,345
      Cost.................................................................        559,392        427,956        240,353
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        (31,648)        22,155         31,992
   Net change in unrealized appreciation (depreciation) of Securities......        154,532        175,113        197,732
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $   160,976    $   232,016    $   259,245
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $    38,092    $    34,748    $    29,521
      Realized gain (loss) on Securities sales.............................        (31,648)        22,155         31,992
      Net change in unrealized appreciation (depreciation) of Securities...        154,532        175,113        197,732
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        160,976        232,016        259,245
   Distributions to Unitholders from:
      Net investment income................................................        (40,066)       (42,366)       (38,201)
      Security sale or redemption proceeds.................................            --             --              --
      Redemption of Units..................................................       (520,468)      (442,657)      (265,983)
      Deferred Sales Charge................................................            --             --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (399,558)      (253,007)       (44,939)
   Net asset value to Unitholders
      Beginning of period..................................................      2,571,807      2,192,093      1,964,066
      Additional Securities purchased from the proceeds of Unit Sales......         19,844         24,980         11,604
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(16,265), $(23,883) and $(32,563) respectively)..................    $ 2,192,093    $ 1,964,066    $ 1,930,731
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.


         MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B

                            STATEMENTS OF OPERATIONS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    17,889    $    15,279    $    28,279
      Expenses
         Trustee fees and expenses.........................................         10,201          9,174          7,513
         Evaluator fees....................................................          1,083            834            577
         Organizational fees...............................................          1,451            133            200
         Supervisory fees..................................................          1,270            375            342
                                                                               ------------   ------------   ------------
            Total expenses.................................................         14,005         10,516          8,632
                                                                               ------------   ------------   ------------
         Net investment income.............................................          3,884          4,763         19,647
   Realized gain (loss) from Security sale
      Proceeds.............................................................      1,345,998      1,842,399      1,114,184
      Cost.................................................................      1,892,469      1,954,775      1,200,986
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................       (546,471)      (112,376)       (86,802)
   Net change in unrealized appreciation (depreciation) of Securities......      2,788,994        373,233        442,851
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $ 2,246,407    $   265,620    $   375,696
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $     3,884    $     4,763    $    19,647
      Realized gain (loss) on Securities sales.............................       (546,471)      (112,376)       (86,802)
      Net change in unrealized appreciation (depreciation) of Securities...      2,788,994        373,233        442,851
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...      2,246,407        265,620        375,696
   Distributions to Unitholders from:
      Net investment income................................................        (16,288)       (16,707)       (28,816)
      Security sale or redemption proceeds.................................            --             --         (89,516)
      Redemption of Units..................................................     (1,333,084)    (1,831,104)    (1,013,755)
      Deferred Sales Charge................................................            --             --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................        897,035     (1,582,191)      (756,391)
   Net asset value to Unitholders
      Beginning of period..................................................      4,048,712      4,955,293      3,381,669
      Additional Securities purchased from the proceeds of Unit Sales......          9,546          8,567         60,206
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(58,482), $(70,426) and $(79,595) respectively)..................    $ 4,955,293    $ 3,381,669    $ 2,685,484
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.


                        TELE-GLOBAL PORTFOLIO, SERIES 17B

                            STATEMENTS OF OPERATIONS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $     7,181    $     7,326    $     9,795
      Expenses
         Trustee fees and expenses.........................................          4,588          4,811          4,726
         Evaluator fees....................................................            175            131            120
         Organizational fees...............................................            --             --             200
         Supervisory fees..................................................            106             60             91
                                                                               ------------   ------------   ------------
            Total expenses.................................................          4,869          5,002          5,137
                                                                               ------------   ------------   ------------
         Net investment income.............................................          2,312          2,324          4,658
   Realized gain (loss) from Security sale
      Proceeds.............................................................        178,640         77,349        172,653
      Cost.................................................................        294,581         92,116        185,584
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................       (115,941)       (14,767)       (12,931)
   Net change in unrealized appreciation (depreciation) of Securities......        324,634        112,117        116,746
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $   211,005    $    99,674    $   108,473
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED SEPTEMBER 30,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $     2,312    $     2,324    $     4,658
      Realized gain (loss) on Securities sales.............................       (115,941)       (14,767)       (12,931)
      Net change in unrealized appreciation (depreciation) of Securities...        324,634        112,117        116,746
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        211,005         99,674        108,473
   Distributions to Unitholders from:
      Net investment income................................................         (5,496)        (7,000)       (10,111)
      Security sale or redemption proceeds.................................         (1,182)        (1,429)       (20,040)
      Redemption of Units..................................................       (171,923)       (68,286)      (148,997)
      Deferred Sales Charge................................................            --             --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................         32,404         22,959        (70,675)
   Net asset value to Unitholders
      Beginning of period..................................................        504,145        541,577        567,659
      Additional Securities purchased from the proceeds of Unit Sales......          5,028          3,123         19,641
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(12,762), $(17,438) and $(22,891), respectively).................    $   541,577    $   567,659    $   516,625
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.





THE DOW 30 INDEXSM PORTFOLIO, SERIES 13                                             PORTFOLIO AS OF SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          5,257   3M Company                                                            $     73.36     $      385,653
------------------------------------------------------------------------------------------------------------------------
          5,257   Alcoa, Inc.                                                                 24.42            128,376
------------------------------------------------------------------------------------------------------------------------
          5,257   Altria Group, Inc.                                                          73.71            387,493
------------------------------------------------------------------------------------------------------------------------
          5,257   American Express Company                                                    57.44            301,962
------------------------------------------------------------------------------------------------------------------------
          5,257   American International Group, Inc.                                          61.96            325,724
------------------------------------------------------------------------------------------------------------------------
          5,257   Boeing Company                                                              67.95            357,213
------------------------------------------------------------------------------------------------------------------------
          5,257   Caterpillar, Inc.                                                           58.75            308,849
------------------------------------------------------------------------------------------------------------------------
          5,257   Citigroup, Inc.                                                             45.52            239,299
------------------------------------------------------------------------------------------------------------------------
          5,257   Coca-Cola Company                                                           43.19            227,050
------------------------------------------------------------------------------------------------------------------------
          5,257   Du Pont (E.I.) de Nemours & Company                                         39.17            205,917
------------------------------------------------------------------------------------------------------------------------
          5,257   Exxon Mobil Corporation                                                     63.54            334,030
------------------------------------------------------------------------------------------------------------------------
          5,257   General Electric Company                                                    33.67            177,003
------------------------------------------------------------------------------------------------------------------------
          5,257   General Motors Corporation                                                  30.61            160,917
------------------------------------------------------------------------------------------------------------------------
          5,257   Hewlett Packard Company                                                     29.20            153,504
------------------------------------------------------------------------------------------------------------------------
          5,257   Home Depot, Inc.                                                            38.14            200,502
------------------------------------------------------------------------------------------------------------------------
          5,257   Honeywell International, Inc.                                               37.50            197,138
------------------------------------------------------------------------------------------------------------------------
          5,257   Intel Corporation                                                           24.65            129,585
------------------------------------------------------------------------------------------------------------------------
          5,257   International Business Machines Corporation                                 80.22            421,717
------------------------------------------------------------------------------------------------------------------------
          5,257   JPMorgan Chase & Company                                                    33.93            178,370
------------------------------------------------------------------------------------------------------------------------
          5,257   Johnson & Johnson                                                           63.28            332,663
------------------------------------------------------------------------------------------------------------------------
          5,257   McDonald's Corporation                                                      33.49            176,057
------------------------------------------------------------------------------------------------------------------------
          5,257   Merck & Company, Inc.                                                       27.21            143,043
------------------------------------------------------------------------------------------------------------------------
          5,257   Microsoft Corporation                                                       25.73            135,263
------------------------------------------------------------------------------------------------------------------------
          5,257   Pfizer, Inc.                                                                24.97            131,267
------------------------------------------------------------------------------------------------------------------------
          5,257   Procter & Gamble Company                                                    59.46            312,581
------------------------------------------------------------------------------------------------------------------------
          5,257   SBC Communications, Inc.                                                    23.97            126,010
------------------------------------------------------------------------------------------------------------------------
          5,257   United Technologies Corporation                                             51.84            272,523
------------------------------------------------------------------------------------------------------------------------
          5,257   Verizon Communications                                                      32.69            171,851
------------------------------------------------------------------------------------------------------------------------
          5,257   Wal-Mart Stores, Inc.                                                       43.82            230,362
------------------------------------------------------------------------------------------------------------------------
          5,257   Walt Disney Company                                                         24.13            126,851
---------------                                                                                         ---------------
        157,710                                                                                         $    6,978,773
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.


BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B                                PORTFOLIO AS OF SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
            298   Advanced Medical Optics, Inc.                                         $    37.95      $      11,309
------------------------------------------------------------------------------------------------------------------------
          1,132   Allergan, Inc.                                                              91.62            103,714
------------------------------------------------------------------------------------------------------------------------
          2,188   AmerisourceBergen                                                           77.30            169,132
------------------------------------------------------------------------------------------------------------------------
          3,774   Amgen, Inc.                                                                 79.67            300,675
------------------------------------------------------------------------------------------------------------------------
          1,959   Barr Laboratories, Inc.                                                     54.92            107,588
------------------------------------------------------------------------------------------------------------------------
          2,814   Baxter International, Inc.                                                  39.87            112,194
------------------------------------------------------------------------------------------------------------------------
          2,744   Biogen Idec, Inc.                                                           39.48            108,333
------------------------------------------------------------------------------------------------------------------------
          2,389   Biomet, Inc.                                                                34.71             82,922
------------------------------------------------------------------------------------------------------------------------
          1,551   Biovail Corporation                                                         23.37             36,247
------------------------------------------------------------------------------------------------------------------------
          1,982   Cardinal Health, Inc.                                                       63.44            125,738
------------------------------------------------------------------------------------------------------------------------
          1,252   Cephalon, Inc.                                                              46.42             58,118
------------------------------------------------------------------------------------------------------------------------
          1,389   Cerner Corporation                                                          86.93            120,746
------------------------------------------------------------------------------------------------------------------------
          1,917   Forest Laboratories, Inc.                                                   38.97             74,705
------------------------------------------------------------------------------------------------------------------------
          3,208   Genentech, Inc.                                                             84.21            270,146
------------------------------------------------------------------------------------------------------------------------
          1,477   Genzyme Corporation                                                         71.64            105,812
------------------------------------------------------------------------------------------------------------------------
          4,595   Gilead Sciences, Inc.                                                       48.76            224,052
------------------------------------------------------------------------------------------------------------------------
          1,743   HCA, Inc.                                                                   47.92             83,525
------------------------------------------------------------------------------------------------------------------------
          2,653   Johnson & Johnson                                                           63.28            167,882
------------------------------------------------------------------------------------------------------------------------
          1,771   King Pharmaceuticals, Inc.                                                  15.38             27,238
------------------------------------------------------------------------------------------------------------------------
          3,858   Medarex, Inc.                                                                9.52             36,728
------------------------------------------------------------------------------------------------------------------------
          1,956   MedImmune, Inc.                                                             33.65             65,819
------------------------------------------------------------------------------------------------------------------------
          1,711   Myraid Genetics, Inc.                                                       21.86             37,402
------------------------------------------------------------------------------------------------------------------------
          3,511   Pfizer, Inc.                                                                24.97             87,670
------------------------------------------------------------------------------------------------------------------------
          3,171   Sanofi-Aventis                                                              41.55            131,755
------------------------------------------------------------------------------------------------------------------------
          3,348   Serono SA                                                                   16.45             55,075
------------------------------------------------------------------------------------------------------------------------
          3,605   Tenet Healthcare Corporation                                                11.23             40,484
------------------------------------------------------------------------------------------------------------------------
          9,049   Teva Pharmaceutical Industries, Ltd.                                        33.42            302,418
------------------------------------------------------------------------------------------------------------------------
          4,430   UnitedHealth Group, Inc.                                                    56.20            248,966
------------------------------------------------------------------------------------------------------------------------
          2,565   Wyeth                                                                       46.27            118,683
---------------                                                                                         ---------------
         78,040                                                                                         $    3,415,076
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.


INTERNET PORTFOLIO, SERIES 31B                                                      PORTFOLIO AS OF SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
            973   Accenture, Ltd.                                                       $     25.46     $       24,773
------------------------------------------------------------------------------------------------------------------------
            416   Analog Devices, Inc.                                                        37.14             15,450
------------------------------------------------------------------------------------------------------------------------
            601   Apollo Group, Inc.                                                          66.39             39,900
------------------------------------------------------------------------------------------------------------------------
          1,397   Applied Micro Circuits Corporation                                           3.00              4,191
------------------------------------------------------------------------------------------------------------------------
          1,172   BEA Systems, Inc.                                                            8.98             10,525
------------------------------------------------------------------------------------------------------------------------
            554   Broadcom Corporation                                                        46.91             25,988
------------------------------------------------------------------------------------------------------------------------
            656   Brocade Communications Systems                                               4.08              2,676
------------------------------------------------------------------------------------------------------------------------
            554   Check Point Software Technologies, Ltd.                                     24.32             13,473
------------------------------------------------------------------------------------------------------------------------
          1,021   CIENA Corporation                                                            2.64              2,695
------------------------------------------------------------------------------------------------------------------------
          1,001   Cisco Systems, Inc.                                                         17.93             17,948
------------------------------------------------------------------------------------------------------------------------
            710   Dell, Inc.                                                                  34.20             24,282
------------------------------------------------------------------------------------------------------------------------
          1,250   EMC Corporation                                                             12.94             16,175
------------------------------------------------------------------------------------------------------------------------
            876   Earthlink, Inc.                                                             10.70              9,373
------------------------------------------------------------------------------------------------------------------------
          1,102   eBay, Inc.                                                                  41.20             45,403
------------------------------------------------------------------------------------------------------------------------
            611   Electronics Arts, Inc.                                                      56.89             34,760
------------------------------------------------------------------------------------------------------------------------
            683   Intel Corporation                                                           24.65             16,836
------------------------------------------------------------------------------------------------------------------------
            177   International Business Machines Corporation                                 80.22             14,199
------------------------------------------------------------------------------------------------------------------------
            478   Intersil Holding Corporation                                                21.78             10,411
------------------------------------------------------------------------------------------------------------------------
            486   Intuit, Inc.                                                                44.81             21,778
------------------------------------------------------------------------------------------------------------------------
            728   Jabil Circuit, Inc.                                                         30.92             22,510
------------------------------------------------------------------------------------------------------------------------
          1,842   JDS Uniphase Corporation                                                     2.22              4,089
------------------------------------------------------------------------------------------------------------------------
            809   Juniper Networks, Inc.                                                      23.79             19,246
------------------------------------------------------------------------------------------------------------------------
          1,523   Marvell Technology Group, Ltd.                                              46.11             70,226
------------------------------------------------------------------------------------------------------------------------
            901   McAfee Inc                                                                  31.42             28,309
------------------------------------------------------------------------------------------------------------------------
            592   Microsoft Corporation                                                       25.73             15,232
------------------------------------------------------------------------------------------------------------------------
            884   Nokia Oyj                                                                   16.91             14,948
------------------------------------------------------------------------------------------------------------------------
          1,142   Oracle Corporation                                                          12.39             14,149
------------------------------------------------------------------------------------------------------------------------
            687   QUALCOMM, Inc.                                                              44.75             30,743
------------------------------------------------------------------------------------------------------------------------
            857   Siebel Systems, Inc.                                                        10.33              8,853
------------------------------------------------------------------------------------------------------------------------
          1,698   Sun Microsystems, Inc.                                                       3.92              6,656
------------------------------------------------------------------------------------------------------------------------
            678   Symantec Corp                                                               22.66             15,364
------------------------------------------------------------------------------------------------------------------------
            505   Time Warner, Inc.                                                           18.11              9,146
------------------------------------------------------------------------------------------------------------------------
            339   VeriSign, Inc.                                                              21.37              7,244
---------------                                                                                         ---------------
         27,903                                                                                         $      617,551
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.


MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B                                PORTFOLIO AS OF SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          1,153   Abbott Laboratories                                                   $     42.40     $      48,887
------------------------------------------------------------------------------------------------------------------------
          2,211   Albertson's, Inc.                                                           25.65             56,712
------------------------------------------------------------------------------------------------------------------------
          1,335   Altria Group, Inc.                                                          73.71             98,403
------------------------------------------------------------------------------------------------------------------------
            572   American International Group, Inc.                                          61.96             35,441
------------------------------------------------------------------------------------------------------------------------
          1,107   Anheuser-Busch Companies, Inc.                                              43.04             47,645
------------------------------------------------------------------------------------------------------------------------
            911   Automatic Data Processing, Inc.                                             43.04             39,209
------------------------------------------------------------------------------------------------------------------------
          1,005   Coca-Cola Company                                                           43.19             43,406
------------------------------------------------------------------------------------------------------------------------
            950   Colgate-Palmolive Company                                                   52.79             50,151
------------------------------------------------------------------------------------------------------------------------
          2,239   ConAgra Foods, Inc.                                                         24.75             55,415
------------------------------------------------------------------------------------------------------------------------
         12,475   Crown Holdings, Inc.                                                        15.94            198,852
------------------------------------------------------------------------------------------------------------------------
            766   Emerson Electric Company                                                    71.80             54,999
------------------------------------------------------------------------------------------------------------------------
          1,359   General Mills, Inc.                                                         48.20             65,504
------------------------------------------------------------------------------------------------------------------------
          1,587   Gillette Company                                                            58.20             92,363
------------------------------------------------------------------------------------------------------------------------
            125   Hospira, Inc.                                                               40.97              5,121
------------------------------------------------------------------------------------------------------------------------
          3,018   International Flavors & Fragrances, Inc.                                    35.64            107,562
------------------------------------------------------------------------------------------------------------------------
             29   J.M. Smucker Company                                                        48.54              1,408
------------------------------------------------------------------------------------------------------------------------
          1,106   Johnson & Johnson                                                           63.28             69,988
------------------------------------------------------------------------------------------------------------------------
            844   Kimberly-Clark Corporation                                                  59.53             50,243
------------------------------------------------------------------------------------------------------------------------
          1,704   McDonald's Corporation                                                      33.49             57,067
------------------------------------------------------------------------------------------------------------------------
             94   Medco Health Solutions                                                      54.83              5,154
------------------------------------------------------------------------------------------------------------------------
            975   Medtronic, Inc.                                                             53.62             52,280
------------------------------------------------------------------------------------------------------------------------
            615   Merck & Company, Inc.                                                       27.21             16,734
------------------------------------------------------------------------------------------------------------------------
             27   Neenah Paper Inc                                                            29.30                791
------------------------------------------------------------------------------------------------------------------------
          2,511   Newell Rubbermaid, Inc.                                                     22.65             56,874
------------------------------------------------------------------------------------------------------------------------
          1,107   PepsiCo, Inc.                                                               56.71             62,778
------------------------------------------------------------------------------------------------------------------------
          1,522   Procter & Gamble Company                                                    59.46             90,498
------------------------------------------------------------------------------------------------------------------------
            919   Safeway, Inc.                                                               25.60             23,526
------------------------------------------------------------------------------------------------------------------------
            922   Schering-Plough Corporation                                                 21.05             19,408
------------------------------------------------------------------------------------------------------------------------
          3,962   SYSCO Corporation                                                           31.37            124,288
------------------------------------------------------------------------------------------------------------------------
          1,335   Walgreen Company                                                            43.45             58,006
------------------------------------------------------------------------------------------------------------------------
          1,073   Wal-Mart Stores, Inc.                                                       43.82             47,019
------------------------------------------------------------------------------------------------------------------------
          1,808   Walt Disney Company                                                         24.13             43,627
------------------------------------------------------------------------------------------------------------------------
          1,591   W.W. Grainger, Inc.                                                         62.92            100,106
------------------------------------------------------------------------------------------------------------------------
            922   Wyeth                                                                       46.27             42,661
---------------                                                                                         ---------------
         53,879                                                                                         $    1,922,125
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.


MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B                     PORTFOLIO AS OF SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          4,729   Amazon.com, Inc.                                                      $     45.30     $     214,224
------------------------------------------------------------------------------------------------------------------------
          5,595   Applied Materials, Inc.                                                     16.96             94,891
------------------------------------------------------------------------------------------------------------------------
          1,886   Automatic Data Processing, Inc.                                             43.04             81,174
------------------------------------------------------------------------------------------------------------------------
            911   Broadcom Corporation                                                        46.91             42,735
------------------------------------------------------------------------------------------------------------------------
          2,273   Cisco Systems, Inc.                                                         17.93             40,755
------------------------------------------------------------------------------------------------------------------------
          4,520   Computer Associates International, Inc.                                     27.81            125,701
------------------------------------------------------------------------------------------------------------------------
          5,589   Dell, Inc.                                                                  34.20            191,144
------------------------------------------------------------------------------------------------------------------------
          1,602   EMC Corporation                                                             12.94             20,730
------------------------------------------------------------------------------------------------------------------------
          5,798   Electronic Arts, Inc.                                                       56.89            329,849
------------------------------------------------------------------------------------------------------------------------
          2,071   Electronic Data Systems Corporation                                         22.44             46,473
------------------------------------------------------------------------------------------------------------------------
            628   Freescale Semiconductor                                                     23.58             14,808
------------------------------------------------------------------------------------------------------------------------
          7,450   Hewlett-Packard Company                                                     29.20            217,540
------------------------------------------------------------------------------------------------------------------------
          3,453   Intel Corporation                                                           24.65             85,116
------------------------------------------------------------------------------------------------------------------------
          1,317   International Business Machines Corporation                                 80.22            105,650
------------------------------------------------------------------------------------------------------------------------
          2,329   Intuit, Inc.                                                                44.81            104,362
------------------------------------------------------------------------------------------------------------------------
          1,847   JDS Uniphase Corporation                                                     2.22              4,100
------------------------------------------------------------------------------------------------------------------------
            940   Juniper Networks, Inc.                                                      23.79             22,363
------------------------------------------------------------------------------------------------------------------------
          6,041   Lucent Technologies, Inc.                                                    3.25             19,633
------------------------------------------------------------------------------------------------------------------------
          3,125   Micron Technology, Inc.                                                     13.30             41,563
------------------------------------------------------------------------------------------------------------------------
          4,434   Microsoft Corporation                                                       25.73            114,087
------------------------------------------------------------------------------------------------------------------------
          5,580   Motorola, Inc.                                                              22.09            123,262
------------------------------------------------------------------------------------------------------------------------
          2,832   Nortel Networks Corporation                                                  3.26              9,232
------------------------------------------------------------------------------------------------------------------------
          3,812   Oracle Corporation                                                          12.39             47,231
------------------------------------------------------------------------------------------------------------------------
            182   Palmone, Inc.                                                               28.33              5,156
------------------------------------------------------------------------------------------------------------------------
             76   Palmsource, Inc.                                                            18.05              1,372
------------------------------------------------------------------------------------------------------------------------
          8,736   Parametric Technology Corporation                                            6.97             60,890
------------------------------------------------------------------------------------------------------------------------
          3,917   Solectron Corporation                                                        3.91             15,315
------------------------------------------------------------------------------------------------------------------------
          2,452   STMicroelectronics N.V.                                                     17.28             42,371
------------------------------------------------------------------------------------------------------------------------
          3,565   Sun Microsystems, Inc.                                                       3.92             13,975
------------------------------------------------------------------------------------------------------------------------
          2,089   Sycamore Networks, Inc.                                                      3.77              7,876
------------------------------------------------------------------------------------------------------------------------
          1,722   Tellabs, Inc.                                                               10.52             18,115
------------------------------------------------------------------------------------------------------------------------
          2,347   Texas Instruments, Inc.                                                     33.90             79,563
------------------------------------------------------------------------------------------------------------------------
          2,309   Time Warner, Inc.                                                           18.11             41,816
------------------------------------------------------------------------------------------------------------------------
          2,767   Xilinx, Inc.                                                                27.85             77,061
------------------------------------------------------------------------------------------------------------------------
          6,574   Yahoo!, Inc.                                                                33.84            222,464
---------------                                                                                         ---------------
        115,498                                                                                         $    2,682,596
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.


TELE-GLOBAL PORTFOLIO, SERIES 17B                                                   PORTFOLIO AS OF SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
            261   ALLTEL Corporation                                                    $    65.11      $      16,994
------------------------------------------------------------------------------------------------------------------------
            161   AT&T Corporation                                                            19.80              3,188
------------------------------------------------------------------------------------------------------------------------
            437   BCE, Inc.                                                                   27.44             11,991
------------------------------------------------------------------------------------------------------------------------
            433   Broadcom Corporation                                                        46.91             20,312
------------------------------------------------------------------------------------------------------------------------
            603   Check Point Software Technologies, Ltd.                                     24.32             14,665
------------------------------------------------------------------------------------------------------------------------
          1,689   China Mobile (Hong Kong), Ltd.                                              24.64             41,617
------------------------------------------------------------------------------------------------------------------------
            665   Cincinnati Bell, Inc.                                                        4.41              2,933
------------------------------------------------------------------------------------------------------------------------
            934   Cisco Systems, Inc.                                                         17.93             16,747
------------------------------------------------------------------------------------------------------------------------
            256   Comcast Corporation                                                         29.38              7,521
------------------------------------------------------------------------------------------------------------------------
            797   Comverse Technology, Inc.                                                   26.27             20,937
------------------------------------------------------------------------------------------------------------------------
          1,293   Deutsche Telekom AG                                                         18.24             23,584
------------------------------------------------------------------------------------------------------------------------
            101   Freescale Semiconductor                                                     23.58              2,382
------------------------------------------------------------------------------------------------------------------------
            453   Linear Technology Corporation                                               37.59             17,028
------------------------------------------------------------------------------------------------------------------------
          1,862   Lucent Technologies, Inc.                                                    3.25              6,052
------------------------------------------------------------------------------------------------------------------------
            883   Motorola, Inc.                                                              22.09             19,505
------------------------------------------------------------------------------------------------------------------------
            923   NIPPON Telegraph and Telephone Corporation                                  24.82             22,909
------------------------------------------------------------------------------------------------------------------------
            821   Nokia Corporation                                                           16.91             13,883
------------------------------------------------------------------------------------------------------------------------
          1,246   QUALCOMM, Inc.                                                              44.75             55,759
------------------------------------------------------------------------------------------------------------------------
            243   SBC Communications, Inc.                                                    23.97              5,825
------------------------------------------------------------------------------------------------------------------------
            931   Sprint Corporation                                                          23.78             22,139
------------------------------------------------------------------------------------------------------------------------
            394   STMicroelectronics N.V.                                                     17.28              6,808
------------------------------------------------------------------------------------------------------------------------
            862   Telefonica, S.A.                                                            49.32             42,514
------------------------------------------------------------------------------------------------------------------------
          1,524   Telefonos de Mexico SA de CV                                                21.27             32,415
------------------------------------------------------------------------------------------------------------------------
            846   Texas Instruments, Inc.                                                     33.90             28,679
------------------------------------------------------------------------------------------------------------------------
            322   Time Warner, Inc.                                                           18.11              5,831
------------------------------------------------------------------------------------------------------------------------
            210   VeriSign, Inc.                                                              21.37              4,488
------------------------------------------------------------------------------------------------------------------------
            300   Verizon Communications, Inc.                                                32.69              9,807
------------------------------------------------------------------------------------------------------------------------
            342   Vivendi Universal SA                                                        32.73             11,194
------------------------------------------------------------------------------------------------------------------------
          1,120   Vodafone Group Plc                                                          25.97             29,086
---------------                                                                                         ---------------
         20,912                                                                                         $      516,793
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 311

                          NOTES TO FINANCIAL STATEMENTS

                        SEPTEMBER 30, 2003, 2004 AND 2005
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Trust on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any

   Federal Income Taxes - The Dow 30 IndexSM Portfolio has elected and intends to qualify on a continuing basis for federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard of its net capital gain, i.e. the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. Unitholders of all other Portfolios are considered to be the owner of a pro rata portion of the related Trust and, accordingly, no provisions have been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at September 30, 2005 is as follows:

                                                       BIOTECHNOLOGY &
                                     DOW 30            PHARMACEUTICAL             INTERNET
                                    PORTFOLIO             PORTFOLIO               PORTFOLIO
                                 ----------------      ----------------       ----------------
   Unrealized Appreciation       $       857,711       $     1,082,063        $       145,403
   Unrealized Depreciation             (810,518)             (539,543)              (162,196)
                                 ----------------      ----------------       ----------------
                                 $        47,193       $       542,520        $      (16,793)
                                 ================      ================       ================


                                    CONSUMER             TECHNOLOGY              TELE-GLOBAL
                                    PORTFOLIO             PORTFOLIO               PORTFOLIO
                                 ----------------      ----------------       ----------------
   Unrealized Appreciation       $       365,766       $       707,476        $        82,498
   Unrealized Depreciation             (134,884)             (455,100)               (62,894)
                                 ----------------      ----------------       ----------------
                                 $       230,882       $       252,376        $        19,604
                                 ================      ================       ================

NOTE 3- OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.50% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities and the maximum deferred sales charge of $0.35 per Unit. These investors paid a deferred sales charge of $0.35 per Unit. Commencing October 16, 2002 and on each October 16th thereafter, the secondary market sales charge will decrease .5 of 1% to a minimum sales charge of 3.00%.

NOTE 3- CONTINUED

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Underwriter receives an annual fee for performing bookkeeping and administrative services for the Trust. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index

NOTE 4 - REDEMPTION OF UNITS

Units were presented for redemption as follows:

                                                             YEARS ENDED SEPTEMBER 30,

                                                    2003                 2004                 2005
                                               ---------------      ---------------      ---------------
   The Dow 30 Portfolio                            971,092              443,986              229,771
   Biotechnology & Pharmaceutical Portfolio        222,878              179,860              116,429
   Internet Portfolio                              13,833               23,374               16,757
   Consumer Index Portfolio                        56,585               43,449               24,384
   Technology Portfolio                            177,134              178,939              99,544
   Tele-Global Portfolio                           29,952                8,816               18,009



NOTE 5 - FINANCIAL HIGHLIGHTS

THE DOW 30 INDEXSM PORTFOLIO, SERIES 13

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.28  $       10.05
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.19           0.23
      Net realized and unrealized gain (loss) on investment transactions (a)                       0.80           0.48
                                                                                           ------------   ------------
   Total from investment operations........                                                        0.99           0.71
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.22)         (0.26)
   Security sale and redemption proceeds...                                                          --             --
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.22)         (0.26)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $       10.05  $       10.50
                                                                                           ============   ============
TOTAL RETURN:..............................                                                       10.51%          6.99%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.27%          0.26%
   Net investment income...................                                                        1.84%          2.23%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.


NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO, SERIES 17B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        8.30  $        8.69
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.02           0.03
      Net realized and unrealized gain (loss) on investment transactions (a)                       0.55           2.05
                                                                                           ------------   ------------
   Total from investment operations........                                                        0.57           2.08
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.04)         (0.06)
   Security sale and redemption proceeds...                                                       (0.14)            --
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.18)         (0.06)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $        8.69  $       10.71
                                                                                           ============   ============
TOTAL RETURN:..............................                                                        7.24%         23.95%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.25%          0.28%
   Net investment income...................                                                        0.26%          0.33%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.


NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

INTERNET PORTFOLIO, SERIES 31B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        7.95  $        8.45
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                       (0.04)         (0.02)
      Net realized and unrealized gain (loss) on investment transactions (a)                       0.55           1.27
                                                                                           ------------   ------------
   Total from investment operations........                                                        0.51           1.25
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                          (0.01)
(0.05)
   Security sale and redemption proceeds...                                                          --          (0.25)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.01)         (0.30)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $        8.45  $        9.40
                                                                                           ============   ============
TOTAL RETURN:..............................                                                        6.35%         14.68%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.67%          0.76%
   Net investment income...................                                                       (0.51)%        (0.22)%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.


NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO, SERIES 4B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.37  $       10.17
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.16           0.16
      Net realized and unrealized gain (loss) on investment transactions (a)                       0.84           1.26
                                                                                           ------------   ------------
   Total from investment operations........                                                        1.00           1.42
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.20)         (0.21)
   Security sale and redemption proceeds...                                                          --             --
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.20)         (0.21)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $       10.17  $       11.38
                                                                                           ============   ============
TOTAL RETURN:..............................                                                       10.62%         13.97%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.32%          0.33%
   Net investment income...................                                                        1.61%          1.49%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.


NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO, SERIES 23B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.45  $        9.77
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.01           0.07
      Net realized and unrealized gain (loss) on investment transactions (a)                       0.35           1.21
                                                                                           ------------   ------------
   Total from investment operations........                                                        0.36           1.28
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.04)         (0.10)
   Security sale and redemption proceeds...                                                          --          (0.31)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.04)         (0.41)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $        9.77  $       10.64
                                                                                           ============   ============
TOTAL RETURN:..............................                                                        3.66%         13.11%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.23%          0.30%
   Net investment income...................                                                        0.11%          0.67%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.


NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

TELE-GLOBAL PORTFOLIO, SERIES 17B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        6.75  $        7.91
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.03           0.07
      Net realized and unrealized gain (loss) on investment transactions (a)                       1.24           1.70
                                                                                           ------------   ------------
   Total from investment operations........                                                        1.27           1.77
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.09)         (0.16)
   Security sale and redemption proceeds...                                                       (0.02)         (0.31)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.11)         (0.47)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $        7.91  $        9.21
                                                                                           ============   ============
TOTAL RETURN:..............................                                                       18.80%         22.51%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.85%          0.95%
   Net investment income...................                                                        0.39%          0.86%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.


                            THE DOW 30SM INDEX TRUST

                          THE DOW 30SM INDEX PORTFOLIO

                       THE DOW 30SM INDEX & TREASURY TRUST



                               PROSPECTUS PART II



       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



      VAN KAMPEN
      INVESTMENTS
         SHINE



THE TRUSTS
--------------------------------------------------------------------------------

   The Trusts were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, The Bank of New York, as Trustee and as Evaluator, or their predecessors.

   The Trusts offer investors the opportunity to purchase Units representing proportionate interests in portfolios of actively traded securities. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trusts. Unless otherwise terminated as provided in the Trust Agreement, the Trusts will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One for each Trust and any additional securities deposited into each Trust.

   Additional Units of a Trust may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares (or percentage of par value) of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trusts will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by the Trusts may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Trust termination and in the course of satisfying large Unit redemptions.

   Each Unit of a Trust initially offered represents an undivided interest in that Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One of the Prospectus as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
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   Each Trust seeks to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks. The Dow 30SM Index & Treasury Trust also seeks to preserve capital by investing a portion of its portfolio in U.S. Treasury obligations. We cannot guarantee that a Trust will achieve its objective.

   THE DOW 30SM INDEX TRUST AND THE DOW 30SM INDEX PORTFOLIO. The Trusts seek to provide capital appreciation and dividend income through an investment in a portfolio of the stocks included in the Dow Jones Industrial Average. These stocks are some of the most widely-held and well-capitalized companies in the world. We believe that The Dow 30SM stocks have historically provided a consistent and more conservative source of dividend income and capital appreciation than many other types of equity securities. Van Kampen believes that the Trust may offer these characteristics:

   o   Portfolio of "blue chip" stocks

   o   Cross section of American industrial companies

   o   May help outpace inflation

   The Trust initially includes a portfolio that replicates the Dow Jones Industrial AverageSM except to the extent necessary to comply with applicable regulatory requirements. During the Trust's life, we will change the portfolio to reflect any change in the component stocks in The DowSM. We will not change the portfolio to reflect any change in the weightings of the components within The DowSM during the Trust's life. However, the Dow Jones Industrial AverageSM has always been based on one share of each component stock. Due to regulatory restrictions, the Trust may not be permitted to replicate the index weighting of certain issuers in the securities industry.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. The performance of the Trust will differ from the performance of The DowSM because the Trust includes expenses and a sales charge. You should read the "Risk Factors" section before you invest.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Trust, taken as a whole, which are represented by the Units.

   THE DOW JONES INDUSTRIAL AVERAGESM. Charles H. Dow first unveiled his industrial stock average on May 26, 1896. Dow Jones & Company, Inc. first published the Dow Jones Industrial AverageSM in The Wall Street Journal on October 7, 1896. Initially consisting of just 12 stocks, The DowSM expanded to 20 stocks in 1916 and its present size of 30 stocks on October 1, 1928. The most recent change to The DowSM occurred April 8, 2004, when Dow Jones replaced three companies in the index. The companies included in The DowSM have remained relatively constant over time.

   The DowSM stocks are all major factors in their industries and are widely held by individuals and institutions. The stocks represent about one-fifth of the market value of all U.S. stocks. The DowSM stocks currently trade on the New York Stock Exchange and the Nasdaq Stock Market, Inc. The value of The DowSM at the beginning of 1929 was 248.48.

   The editors of The Wall Street Journal select the components of The DowSM. The editors have traditionally considered all companies that are not in the transportation or utilities sectors for inclusion in the index. In choosing a new component, the editors look among substantial industrial companies with a history of successful growth and wide interest among investors. They believe that stability of composition enhances the index. Whenever the editors change one stock, they typically review the other stocks. Of course, we cannot guarantee that they will follow this process or consider these factors in the future.

   THE DOW 30SM INDEX & TREASURY TRUST. The Trust seeks to increase the value of your Units over time and provide dividend income while also providing protection of principal. The Trust invests in a portfolio of common stocks of the companies in the Dow Jones Industrial AverageSM on the day before the Initial Date of Deposit and U.S. Treasury obligations. The Trust seeks to provide protection of your principal by combining an investment in blue chip stocks with U.S. Treasury obligations.

   The DowSM stocks are all major factors in their industries and are widely held by individuals and institutions. These stocks are some of the most widely-held and well-capitalized companies in the world. We believe that The DowSM stocks have historically provided a consistent and more conservative source of dividend income and capital appreciation than many other types of equity securities. All of The DowSM stocks currently trade on the New York Stock Exchange. More information about The DowSM is presented above.

   Approximately half of the initial portfolio replicates the Dow Jones Industrial AverageSM on the day before the Initial Date of Deposit. The component stocks or the weightings of the stocks in The DowSM may change from time to time. We will not change the Trust portfolio to reflect any change in The DowSM.

   By investing approximately half of the initial portfolio in U.S. Treasury obligations, the Trust offers an investment similar to The Dow 30SM Index Trust while also seeking protection of principal. We structured the portfolio so that you should receive at least $11 per Unit if you hold your Units through maturity of the Treasury obligations. This feature provides you with total principal protection if you purchase Units for $11 or less (including any sales charge).

   The Treasury obligations do not pay interest while they are outstanding. However, you will be subject to tax with respect to amortization of original issue discount on the Treasury obligations as if a distribution had occurred. You should read the "Taxation" section for more information.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   You should note that we applied the selection criteria to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Trust portfolio. However, we will adjust the portfolio of The Dow 30SM Index Trust to reflect changes in the components of the Dow Jones Industrial AverageSM.

   The Dow 30 Index Trust, The Dow 30SM Index Portfolio and The Dow 30SM Index & Treasury Trust are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly. Dow Jones' only relationship to the Trust is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Industrial AverageSM, which is determined, composed and calculated by Dow Jones without regard to the Trust. Dow Jones has no obligation to take the needs of the Sponsor or the owners of the Trust into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Trust to be issued or in the determination or calculation of the equation by which the Trust are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Trust.

   DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE DOW 30 INDEX TRUST, THE DOW 30SM INDEX PORTFOLIO AND THE DOW 30SM INDEX & TREASURY TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE TRUST.

RISK FACTORS
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   All investments involve risk. This section describes the main risks that can impact the value of the securities in the Trusts. You should understand these risks before you invest. If the value of the securities falls, the value of the Trusts will also fall. We cannot guarantee that a Trust will achieve its objective or that your investment return will be positive over any period.

   MARKET RISK. Market risk is the risk that the value of the securities in a Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though the Trusts are supervised, you should remember that we do not manage a Trust. A Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   INDEX CORRELATION. The Dow 30 Index Trust and The Dow 30 Index Portfolio, involve the risk that the performance of the Trusts will not sufficiently correspond with the target index. This can happen for reasons such as:

     o the impracticability of owning each of the index stocks with the exact weightings at a given time,

     o The Dow 30 Index Trust and The Dow 30 Index Portfolio will generally not replicate weighting changes,

     o    the possibility of index tracking errors,

     o regulatory restrictions on ownership of companies in the securities industry,

     o the time that elapses between a change in the index and a change in the Trust, and

     o    fees and expenses of the Trust.

   Consumer Product and Retail Issuers. The Trusts invest significantly in companies that manufacture or sell various consumer products. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns. Retailers who sell their products over the Internet have the potential to access more consumers, but will require sophisticated technology to remain competitive.

    Industrials. The Trusts invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives.

   Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers.

   TREASURY OBLIGATIONS. The U.S. Treasury obligations in The Dow 30SM Index & Treasury Trust are U.S. Treasury Strips. These are bonds that have been stripped of their unmatured interest coupons. These bonds represent the right to receive a fixed payment from the U.S. government at the bond's maturity date. These securities are backed by the full faith and credit of the U.S. government. This guarantee does not apply to the market value of the Treasury obligations or Units of the Trust. The U.S. government issues these Treasury obligations at a deep discount to par value because the obligations do not make periodic interest payments. In effect, these obligations implicitly reinvest earnings during their life at a fixed yield. This eliminates the ability to reinvest earnings at higher rates in the future, if available. The value of the Treasury obligations may also fluctuate to a greater extent than securities that make regular interest payments.

    LEGISLATION/LITIGATION. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation, such as that involving Altria Group, Inc., regarding any of the issuers of the Securities or of the industries represented by these issuers may negatively impact the share prices of these Securities. No one can predict what impact any pending or threatened litigation will have on the share prices of the Securities.

   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Fee Table" in Part One of the Prospectus describes the sales charge in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Essential Information" in Prospectus Part One in accordance with fluctuations in the prices of the underlying Securities in the Trusts. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee or Evaluator determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or Evaluator or an independent pricing service used by the Trustee or Evaluator. In these cases, a Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trusts. The aggregate underlying value of U.S. Treasury obligations is determined on each business day by the Evaluator based on their net bid prices. If net bid prices are unavailable, then the evaluations will be based on (1) bid prices for comparable securities, (2) by determining the value of the obligations on the bid side of the market or (3) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units of 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of the Trusts and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Trust and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   SPONSOR COMPENSATION. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution", any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any tendered of Units for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Essential Information" in Part One. In addition, a Trust will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when their Trust terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rate share of the available cash in the Income and Capital Accounts as of the related Record Date.

   ESTIMATED DISTRIBUTIONS. The estimated initial distribution and estimated net annual distribution per Unit may be shown under "Essential Information" in Prospectus Part One. The estimate of the income a Trust may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time. Securities may also be sold to pay regular fees and expenses during a Trust's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Trust's fees and expenses, in actual income received by a Trust, currency fluctuations and with changes in a Trust such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Trust will most likely differ from the most recent dividends or scheduled income payments.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options if available. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day. Redemption requests received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Trustee by the time designated by the Trustee, are priced based on the date of receipt. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of a Trust for redemption may request an in kind distribution of equity securities equal to the Redemption Price per Unit on the date of tender. Trusts generally do not offer in kind distributions of portfolio securities that are held in foreign markets or U.S. Treasury obligations. An in kind distribution will be made by the Trustee through the distribution of each of the equity securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares or U.S. Treasury obligations will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of a Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses and sales charges of the Trust. For these purposes, the Evaluator or Trustee will determine the value of the Securities in the manner set forth under "Public Offering--Offering Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by a Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have any questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
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   TRUST ADMINISTRATION. The Trusts are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses or deferred sales charges. If securities or property are acquired by a Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   With respect to The Dow 30SM Index Trust or The Dow 30SM Index Portfolio, purchases and sales of Securities will generally be made in an effort to maintain, to the extent practical, a portfolio that reflects the current components of the Dow Jones Industrial AverageSM. If this Trust receives any securities or other property relating to the Securities in the Trust (such as those acquired in a merger or spin-off), the Trustee will sell the securities or other property and reinvest the proceeds in shares of the Security related to the transaction. If a Security is removed from the Dow Jones Industrial AverageSM, the Trustee will sell the Security and may reinvest the proceeds into any new securities added as components of the Dow Jones Industrial AverageSM or into the other Securities if a new component is not added.

   With respect to The Dow 30SM Index Trust or The Dow 30SM Index Portfolio, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to the Trust. In such as case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in these Trusts on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that these Trusts continue to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of these Trusts.

   When your Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trusts, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, when each Trust terminates, it may be permitted to sell Securities to a new trust series if those Securities meet the investment strategy of the new trust. The exemption may enable each Trust to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Each Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. A Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities at termination if you own at least 1,000 Units of your Trust on the termination date (or such higher amount as may be required by your broker-dealer or selling agent). Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". In order to receive an in kind distribution of Securities at termination, this form or other notice acceptable to the Trustee must be received by the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and will not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $103 billion under management or supervision as of October 31, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of October 31, 2005, the total stockholders' equity of Van Kampen Funds Inc. was $257,937,650 (unaudited).

   Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217,
(800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Trust Status. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

   Distributions. Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trust from certain corporations may be designated by the Trust as being eligible for the dividends received deduction.

   Sale or Redemption of Shares. If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Trust are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Trust will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Deductibility of Trust Expenses. Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

   THE DOW 30SM INDEX & TREASURY TRUST. This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   ASSETS OF THE TRUST. Each Trust is expected to hold one or more of the following:

   (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, (ii) zero coupon U.S. Treasury bonds (the "Debt Obligations"). It is possible that the Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

   TRUST STATUS. If the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, accruals of original issue discount and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount with regard to the Debt Obligations, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   DIVIDENDS FROM STOCKS. Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2009.

   DIVIDENDS RECEIVED DEDUCTION. Generally, a domestic corporation owning Units in a Trust may be eligible for the dividends received deduction with respect to such Unitowner's pro rata portion of certain types of dividends received by the Trust. However, a corporation generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

   ORIGINAL ISSUE DISCOUNT. The Treasury Obligations will generally be treated as having original issue discount. This original issue discount is generally equal to the difference between the amount payable on the due date and your purchase price allocable to the Treasury Obligations. Original issue discount accrues on a daily basis and is generally treated as interest income for federal income tax purposes as it accrues. Your basis of each Treasury Obligation must be increased as original issue discount accrues. The rules relating to original issue discount are very complex and special rules apply in numerous circumstances.

   IN-KIND DISTRIBUTIONS. Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

   EXCHANGES. If you elect to have your proceeds from your Trust rolled over into a future series of the Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

   Limitations on the Deductibility of Trust Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   FOREIGN TAXES. Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

   NEW YORK TAX STATUS. Based on the advice of Katten Muchin Rosenman LLP, special counsel to the Trust for New York tax matters, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will pass through to the Unitholders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

TRUST OPERATING EXPENSES
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   GENERAL. The fees and expenses of the Trust will generally accrue on a daily basis. Trust operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. Securities may be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from each Trust set forth in the "Fee Table" in Part One. (which includes the estimated amount of miscellaneous Trust expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to each Trust is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus Part One. These fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by a Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of such Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of a Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees,
(h) costs associated with liquidating the securities held in a Trust portfolio,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of a Trust. The Trusts will also pay a license fee to Dow Jones & Company, Inc. for use of certain service marks. Your Trust may pay the expenses of updating its registration statements each year.

   GENERAL. The Trustee may not sell U.S. Treasury obligations in The Dow 30SM Index & Treasury Trust to pay expenses unless the maturity value of the U.S. Treasury obligations remaining in the portfolio after the sale equals at least $11 per Unit.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Katten Muchin Rosenman LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The financial statements included in this Prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549.



TABLE OF CONTENTS
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        TITLE                                    PAGE
        -----                                    ----
   The Trusts..................................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     5
   Public Offering.............................     6
   Retirement Accounts.........................     8
   Rights of Unitholders.......................     8
   Trust Administration........................    11
   Taxation....................................    13
   Trust Operating Expenses....................    17
   Other Matters...............................    18
   Additional Information......................    18





                                   PROSPECTUS
                                    PART TWO

                                  JANUARY 2006
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                            THE DOW 30SM INDEX TRUST
                          THE DOW 30SM INDEX PORTFOLIO
                       THE DOW 30SM INDEX & TREASURY TRUST



                              VAN KAMPEN FUNDS INC.
                           1221 Avenue of the Americas
                            New York, New York 10020



               Please retain this prospectus for future reference




VAN KAMPEN
INVESTMENTS
SHINE



                             INFORMATION SUPPLEMENT


                            THE DOW 30SM INDEX TRUST

                          THE DOW 30SM INDEX PORTFOLIO

                       THE DOW 30SM INDEX & TREASURY TRUST

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     This Information Supplement provides additional information concerning the risks and operations of the Trusts which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus (but is incorporated into the Prospectus by reference). It does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                     PAGE

                           Risk Factors                 2
                           Sponsor Information          3
                           Trustee Information          4
                           Trust Termination            4





      VAN KAMPEN
      INVESTMENTS
         SHINE




RISK FACTORS

     PRICE VOLATILITY. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     CONSUMER PRODUCT AND RETAIL ISSUERS. Certain Trusts may invest significantly in issuers that manufacture or sell consumer products. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. In the past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

     INDUSTRIALS. Certain Trusts may invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives.

   Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers.

     LIQUIDITY. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $103 billion under management or supervision as of October 31, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of October 31, 2005, the total stockholders' equity of Van Kampen Funds Inc. was $257,937,650 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

    A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

    Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders with less than 1,000 Units, Unitholders in a Trust with 1,000 or more Units not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

    Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                                                       EMSPRO311



                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

          The Consent of Independent Registered Public Accounting Firm

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 311, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Chicago and State of Illinois on the 24th day of January, 2006.

                                         Van Kampen Focus Portfolios, Series 311
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 24, 2006 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P. Kiley                    Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.